Fair Value (Total Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value [Abstract]
Interest income	$ 6,231	$ 2,153
Interest expense
Change in fair value	7,046	1,341
Total change in fair value	$ 13,277	$ 3,494